Intangible assets (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Sep. 30, 2022
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year		$ 1,056,771		$ 1,076,405
Additions		57,529	[1]	21,821	[2]
Amortization		(82,334)		(71,379)
Impairment (loss) reversal of long-lived assets		(13,749)
Derecognition of Nexas share of Enercans intangible assets	[1]	(9,382)
Foreign exchange effect		3,811		(2,666)
Transfers		4,281		748
Balance at the end of the year		1,016,927		1,056,771
Reclassification of intengible assets	[3]			31,851
Balance at the beginning of the year				1,108,256
Disposals				(9)
Intangible assets amortized		46,100
Goodwill		95,484				$ 249,082
Goodwill [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	[4]	406,228		406,434
Impairment (loss) reversal of long-lived assets	[4]	(61,856)
Foreign exchange effect	[4]	195		(206)
Balance at the end of the year	[4]	344,567		406,228
Balance at the beginning of the year	[4]			406,434
Mining rights [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year		612,270		648,870
Additions	[1]	57,529
Amortization		(76,695)		(67,829)
Impairment (loss) reversal of long-lived assets		48,107
Foreign exchange effect		3,661		(622)
Transfers		2,546
Balance at the end of the year		647,418		612,270
Reclassification of intengible assets	[3]			31,851
Balance at the beginning of the year				680,721
Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year		38,273		21,101
Additions	[2]			21,821
Amortization		(5,639)		(3,550)
Derecognition of Nexas share of Enercans intangible assets	[1]	(9,382)
Foreign exchange effect		(45)		(1,838)
Transfers		1,735		748
Balance at the end of the year		24,942		38,273
Balance at the beginning of the year				21,101
Disposals				(9)
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year		2,537,627		2,392,388
Balance at the end of the year		2,532,169		2,537,627
Gross carrying amount [member] | Goodwill [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	[4]	673,570		673,776
Balance at the end of the year	[4]	611,909		673,570
Gross carrying amount [member] | Mining rights [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year		1,791,643		1,665,149
Balance at the end of the year		1,855,014		1,791,643
Gross carrying amount [member] | Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year		72,414		53,463
Balance at the end of the year		65,246		72,414
Accumulated Depreciation Amortization And Impairment [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year		(1,480,856)		(1,315,983)
Balance at the end of the year		(1,515,242)		(1,480,856)
Accumulated Depreciation Amortization And Impairment [Member] | Goodwill [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	[4]	(267,342)		(267,342)
Balance at the end of the year	[4]	(267,342)		(267,342)
Accumulated Depreciation Amortization And Impairment [Member] | Mining rights [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year		(1,179,373)		(1,016,279)
Balance at the end of the year		(1,207,596)		(1,179,373)
Accumulated Depreciation Amortization And Impairment [Member] | Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year		(34,141)		(32,362)
Balance at the end of the year		$ (40,304)		$ (34,141)

[1]

The main addition is related to the offtake agreement signed on January 25, 2022 to sell 100% of the copper concentrate to be produced by Aripuanã for a specified period. As explained in note 16, this agreement replaced the obligation of future royalty payments arising from the acquisition of mining rights by the Company for the Aripuanã project. The fair value of this agreement on its

[2]	As described in the audited consolidated financial statements for the year ended on December 31, 2021, in 2021, the Brazilian Electric Energy Chamber ("CCEE") finalized the necessary calculations for the extension of the concession period for the energy power plants that were affected by the increased costs related to the Generation Scaling Factor ("GSF"). After evaluating the amounts involved, NEXA agreed to accept the renegotiation agreement with the Brazilian Electricity Regulator Agency ("ANEEL") and to waive any future judicial claim related to the increased GSF costs. This had an impact of USD 19,407 (Picada – 5 years of extended concession period: USD 4,592; Armador Aguiar I – 6 years and 2 months of extended concession period: USD 3,293; Igarapava – 2 years and 7 months of extended concession period: USD 2,565; and Enercan – 3 years and 6 months of extended concession period: USD 8,957). These amounts were recorded as an Intangible asset against recovered energy costs in the income statement within Cost of sales, and will be amortized using the straight-line method until the end of the extended concession period without any direct cash benefit in 2021.
[3]	The Company identified USD 31,851 of legal mining rights that were being classified as Mining projects within Property, plant and equipment, instead of as Rights to use natural resources within Intangible assets. Given the nature of this reclassification, which is entirely between Property, plant and equipment and Intangible assets, the Company made an out-of-period adjustment, to account for the correct classification of those legal mining rights as of December 31, 2021.
[4]	At December 31, 2022, the balances of the Company's recognized goodwill were: (i) USD 95,484 allocated to the Cajamarquilla CGU; and (ii) USD 249,082 allocated to the Mining Peru group of CGUs. In the third quarter of 2022, the recoverability of goodwill was tested, as explained in note 31.